Annual Fund Operating Expenses - Class P Shares - Goldman Sachs Enhanced Dividend Global Equity Portfolio - Class P Shares	Dec. 29, 2021
Operating Expenses:
Management Fees	0.15%
Other Expenses	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	1.02%	[1]
Fee Waiver and Expense Limitation	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.96%	[1]

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2022, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.